Derivative Instruments - Summary of Derivative Positions (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2014
U.S. Dollar-denominated interest rate swap 1 [Member]
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swap, Interest Rate Index	USD LIBOR 6 month
U.S. Dollar-denominated interest rate swap, Notional Amount	$ 200,000
U.S. Dollar-denominated interest rate swap, Fair Value/Carrying Amount of Asset (Liability)	(8,315)
U.S. Dollar-denominated interest rate swap, Remaining Term (years)	2 years 3 months 18 days
U.S. Dollar-denominated interest rate swap, Fixed Interest Rate	2.61%
U.S. Dollar-denominated interest rate swap 2 [Member]
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swap, Interest Rate Index	USD LIBOR 3 month
U.S. Dollar-denominated interest rate swap, Notional Amount	100,000
U.S. Dollar-denominated interest rate swap, Fair Value/Carrying Amount of Asset (Liability)	$ (14,585)
U.S. Dollar-denominated interest rate swap, Remaining Term (years)	3 years 3 months 18 days
U.S. Dollar-denominated interest rate swap, Fixed Interest Rate	5.55%